Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Inventory	$ 2,079	$ 3,395
Research and development expenses	219	1,050
Professional services	1,084	1,153
Customer rebates	1,733	2,100
Other	3,090	5,761
Total accrued expenses and other current liabilities	$ 8,205	$ 13,459